Material Accounting Policies Information - Schedule of New and Revised IFRS (Details)	12 Months Ended
Dec. 31, 2025
IFRS 18 [Member]
Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	IFRS 18 Presentation and Disclosure in Financial Statements
Effective date	Jan. 01, 2027
IFRS 19 [member]
Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	IFRS 19 Subsidiaries without Public Accountability: Disclosures
Effective date	Jan. 01, 2027
Amendments to IAS 21 [Member]
Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates – Translation to a Hyperinflationary Presentation Currency
Effective date	Jan. 01, 2027
Amendments to IFRS 9 and IFRS 7 [Member]
Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments
Effective date	Jan. 01, 2026
Annual Improvements to IFRS Accounting Standards-Volume 11 [member]
Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	Amendments that are part of Annual Improvements – Volume 11:
Effective date	Jan. 01, 2026
Annual Improvements-Volume 11 Amendments to IFRS 1 [member]
Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	- Amendments to IFRS 1, First-time Adoption of Malaysian Financial Reporting Standards
Annual Improvements-Volume 11 Amendments to IFRS 7 [member]
Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	- Amendments to IFRS 7, Financial Instruments: Disclosures
Annual Improvements-Volume 11 Amendments to IFRS 9 [member]
Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	- Amendments to IFRS 9, Financial Instruments
Annual Improvements-Volume 11 Amendments to IFRS 10 [member]
Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	- Amendments to IFRS 10, Consolidated Financial Statements
Annual Improvements-Volume 11 Amendments to IAS 7 [Member]
Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	- Amendments to IAS 7, Statement of Cash Flows
Contracts Referencing Nature-dependent Electricity [member]
Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	Amendments to IFRS 9 and IFRS 7 Contracts Referencing Nature-dependent Electricity
Effective date	Jan. 01, 2026